Leases - Additional Information (Detail) - Surrozen Inc [Member] $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2020 ft²	Aug. 31, 2016 ft²
Lessee, Lease, Description [Line Items]
Area of real estate | ft²		6,478				32,813
Operating lease month of expiry of lease			2025-04
Lease incentive from lessor			$ 4,600
Restricted cash non current	$ 405		$ 405	$ 405
Operating lease term			18 months
Operating lease right of use assets	4,928		$ 5,556	5,985
Operating lease liabilities	8,562		9,597	10,700
Operating lease expense	$ 1,000	$ 800	$ 1,800	1,600
Other Income [Member]
Lessee, Lease, Description [Line Items]
Operating sublease income				$ 300
Eighteen Months [Member] | January Two Thousand And Eighteen Lease Agreement For Office Space [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²					6,478
Operating lease term	18 months
CALIFORNIA | Eight Years [Member] | August Two Thousand And Sixteen Lease Agreement For Office Space [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²						32,813
Operating lease month of expiry of lease	2025-04
Lease incentive from lessor	$ 4,600
Restricted cash non current	$ 400